Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under Operating Leases
Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands
2018	$276
2019	276
2020	275
2021	232
2022	75